UNIT-BASED COMPENSATION - Phantom Unit Activity (Details) - 3 months ended Mar. 31, 2015 - Phantom Units - $ / shares	Total
Phantom and Restricted Unit Activity
Nonvested phantom and restricted units, beginning of period (in shares)	336,202
Units granted (in shares)	200,283
Unit vested (in shares)	(89,107)
Units forfeited (in shares)	(2,106)
Nonvested phantom and restricted units, end of period (in shares)	445,272
Weighted-average grant date fair value
Nonvested, Weighted-average grant date fair value, beginning (in dollars per share)	$ 30.61
Units granted, Weighted-average grant date fair value (in dollars per share)	33.94
Units vested, Weighted-average grant date fair value (in dollars per share)	34.07
Units forfeited, Weighted-average grant date fair value (in dollars per share)	36.36
Nonvested, Weighted-average grant date fair value, ending (in dollars per share)	$ 31.39
Award vesting period	3 years